Income Taxes - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax benefit related to the CICE payroll tax credit	$ 1.8	$ 1.5	$ 2.8
Deferred tax asset	81.4	83.9
Deferred tax liability	222.2	157.4
Deferred tax asset on net operating losses	92.7	106.5
Valuation allowance, net operating losses	75.9
Pretax income of non-United States operations	482.2	511.2	485.9
Unremitted earnings of non-United States subsidiaries that are considered to be permanently invested	555.3
Unremitted earnings of non-United States subsidiaries that may be remitted	774.7
Deferred tax liability, undistributed foreign earnings	164.8	132.0
Interest and penalties related to unrecognized tax benefits	$ 0.3	$ 12.1	$ (0.6)